Related-party transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related party transactions [abstract]
Summary of transactions and balances with equity accounted units

	Note	2021 US$m	2020 US$m	2019 US$m
Income statement items
Purchases from equity accounted units		(1,167)	(960)	(1,155)
Sales to equity accounted units		432	271	268

Cash flow statement items
Dividends from equity accounted units		1,431	594	669
Net receipts/(funding) from/of equity accounted units		6	(43)	(33)

Balance sheet items
Investments in equity accounted units(a)	15	3,504	3,764	3,971
Loans to equity accounted units	19	—	41	39
Trade and other receivables: amounts due from equity accounted units(b)	18	251	251	259
Trade and other payables: amounts due to equity accounted units	24	(253)	(241)	(271)
(a)Investments in equity accounted units include quasi equity loans. Further information about investments in equity accounted units is set out in notes 34 and 35.
(b)This includes prepayments of tolling charges.